Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment
Schedule of property, plant and equipment

		Office
		equipment,
	Servers and	furniture	Leasehold
	computers	and other	improvements	Total
Cost
Balance at January 1, 2022	273,906	290,340	284,264	848,510
Additions	163,138	177,265	3,314	343,717
Disposals	(1,685)	(21,958)	(1,548)	(25,191)
Foreign currency translation difference	—	(828)	56	(772)
Balance at December 31, 2022	435,359	444,819	286,086	1,166,264
Depreciation
Balance at January 1, 2022	135,800	148,302	140,422	424,524
Depreciation for the year	61,720	94,316	72,017	228,053
Disposals	(1,685)	(21,278)	(181)	(23,144)
Foreign currency translation difference	—	(680)	(76)	(756)
Balance at December 31, 2022	195,835	220,660	212,182	628,677
Net book value
At December 31, 2022	239,524	224,159	73,904	537,587

		Office
		equipment,
	Servers and	furniture	Leasehold
	computers	and other	improvements	Total
Cost
Balance at January 1, 2021	202,129	293,035	285,883	781,047
Acquisition through business combinations (Note 9)	—	3,436	—	3,436
Additions	75,667	69,831	5,325	150,823
Disposals	(3,890)	(75,867)	(6,933)	(86,690)
Foreign currency translation difference	—	(95)	(11)	(106)
Balance at December 31, 2021	273,906	290,340	284,264	848,510
Depreciation
Balance at January 1, 2021	94,071	144,150	76,101	314,322
Depreciation for the year	45,619	79,962	71,262	196,843
Disposals	(3,890)	(75,729)	(6,933)	(86,552)
Foreign currency translation difference	—	(81)	(8)	(89)
Balance at December 31, 2021	135,800	148,302	140,422	424,524
Net book value
At December 31, 2021	138,106	142,038	143,842	423,986